Summary of Other Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 6,989	$ 5,040
Accrued interest	3,731	1,870
Accrued salaries and employee benefits	4,360	4,100
Cheques and other items in transit	3,173	2,116
Current income tax payable	177	151
Deferred tax liabilities	190	236
Defined benefit liability	1,305	1,286
Lease liabilities	4,972	5,313
Liabilities related to structured entities	16,808	12,120
Provisions (Note 18)	3,057	1,320
Total	$ 44,762	$ 33,552